Revolving Credit Agreement (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Mar. 25, 2026 USD ($)	Mar. 25, 2026 CNY (¥)	Feb. 20, 2026 USD ($)	Feb. 21, 2025 USD ($)	Sep. 06, 2024 USD ($)
Revolving Credit Agreement [Line Items]
Aggregate principal balance					$ 200,000,000	$ 150,000,000	$ 75,000,000
Revolving loan monthly interest payments description	The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.29% as of June 30, 2026.
Commitment fee rate	0.50%
Revolving loan contains financial covenant term	Webull Financial shall at all times maintain (i) a tangible net worth of not less than $160,000,000, (ii) excess net capital of not less than $120,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0. As of June 30, 2026, Webull Financial was in compliance with the Syndicated Loan’s financial covenants.
Borrowed an aggregate amount	$ 17,611,040	¥ 119,500,000	$ 29,474,615	¥ 200,000,000
Hunan Weibu Information Technology Co., Ltd. [Member]
Revolving Credit Agreement [Line Items]
Interest rate	2.68%